Accounts Receivable (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Beginning balance	¥ (527,335)	$ (75,952)	¥ (250,514)	¥ (286,997)
Additions	(61,482)	(8,855)	(414,759)	(228,835)
Reversal of allowance for doubtful accounts	66,586	9,590	10,414	59,464
Write-off of accounts receivable	5,204	750	127,524	205,854
Reversal of partial accounts receivable written off in prior years	(12,093)	(1,742)	0	0
Ending balance	¥ (529,120)	$ (76,209)	¥ (527,335)	¥ (250,514)